Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2022
Prospectus Date	rr_ProspectusDate	Sep. 12, 2022
KraneShares Electrification Metals Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Electrification Metals Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The KraneShares Electrification Metals Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Bloomberg Electrification Metals Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its investment objective, the Fund attempts to maintain exposure to futures contracts that are substantially the same as those included in the Index.

The Index is designed to measure the performance of metals, which will be increasingly required for the energy transition away from fossil fuels by investing in futures contracts on those metals (“metal futures”). The metal futures are weighted based on projected supply and demand of each metal. The Index currently includes exchange-traded futures contracts on aluminum, cobalt, copper, lithium, nickel, and zinc maturing in the next year. Each month, the Index will roll any expiring metal futures to metal futures with a longer expiration date. The Index is rebalanced quarterly to the target weights and reconstituted annually. The Index may change the weighting of metals or add or remove metal futures at each reconstitution date.

The Fund will utilize a subsidiary (the “Subsidiary”) for purposes of investing in metal futures. The Subsidiary is a corporation operating under Cayman Islands law that is wholly-owned and controlled by the Fund. The Subsidiary is advised by Krane Funds Advisors, LLC (“Krane” or “Adviser”), which also advises the Fund. The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter. The Subsidiary has the same investment objective as the Fund and will follow the same investment policies and restrictions as the Fund. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary, and references to the Fund include the Subsidiary.

While the Fund will generally seek to obtain exposure to the same metal futures that are in the Index, the Fund and Subsidiary may not replicate the Index. For example, the Fund may invest in metal futures with different maturity dates than the metal futures included in the Index, the Fund may weight the metal futures differently than the Index, or the Fund may purchase metal futures on different dates than the Index.

The Fund may also invest in other instruments that are not included in the Index, but that Krane believes will help the Fund track the Index, such as futures contracts that are not metal futures, options on futures contracts, swap contracts, other investment companies, debt instruments and notes, which may or may not be exchange-traded.

The Fund may also invest directly and indirectly in certain debt instruments. The debt instruments in which the Fund intends to invest include investment grade government securities and corporate or other non-government fixed-income securities with maturities of up to 12 months. The Fund may invest in debt instruments indirectly through short-term bond funds and exchange-traded funds (“ETFs”). The Fund may also invest in cash and cash equivalents, including money market funds.

The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures and swaps above CFTC Rule 4.5 limits, it will be considered a “commodity pool” under the Commodity Exchange Act upon commencement of operations.

The Fund is non-diversified. To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry (using the notional value of any futures in which it invests). The Index is provided by Bloomberg Index Services Limited (“Index Provider”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

Metals Investment Risk. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal could decline, which would materially impact the Fund’s performance.

The metals that the Fund will gain exposure to through futures contracts are generally considered industrial metals. Consequently, in addition to factors affecting commodities and metals generally these metal investments may be subject to a number of additional factors specific to industrial metals, which might cause price volatility. These may include, among other things: changes in the level of industrial activity using industrial metals, including the availability of substitutes such as man-made or synthetic substitutes; disruptions in the supply chain, from mining to storage to smelting or refining; adjustments to inventory; variations in production costs, including storage, labor and energy costs; costs associated with regulatory compliance, including environmental regulations; and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including market movements, resource availability, commodity price volatility, speculation in the commodities markets, domestic and foreign political and economic events and policies, trade policies and tariffs, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities.

Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

Futures Strategy Risk. Successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a loss.

As a futures contract the Fund owns approaches its settlement date, the Fund may sell that futures contract and reinvest the proceeds in a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may incur a cost to “roll” the contract. In a commodity futures market where current month expiring contracts trade at a lower price than next month’s contract, a situation referred to as “contango,” absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

Commodity Pool Registration Risk. Under amended regulations promulgated by the CFTC, the Fund and the Subsidiary will be considered commodity pools upon commencement of operations, and therefore each will be subject to regulation under the Commodity Exchange Act and CFTC rules. Krane will register as a commodity pool operator and will manage the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Commodity pools are subject to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund and the Subsidiary. Additionally, positions in futures and other contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

Foreign Investments Risk. Investments in non-U.S. instruments may be less liquid than U.S. investments, may have less governmental regulation and oversight, and are typically subject to different investor protection standards. Investments in non-U.S. instruments may involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign market trading hours also may have clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell investments. These factors could result in a loss to the Fund.

Concentration Risk. The Fund’s investment exposures are expected to be concentrated in metal futures and its investments could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that may affect metal futures.

Currency Risk. To the extent that the Fund is exposed directly or indirectly to foreign currencies, including through its investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. To the extent the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and the prices at which the underlying securities are valued for purposes of the Fund’s NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV greater than those incurred by other ETFs. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

New Fund Risk. The Fund is new and does not yet have shares outstanding. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund investments in metal futures with different maturity dates, the Fund weighing the metal futures differently than the Index, and the Fund’s purchase of metal futures on different dates than the rebalancing date for the Index. To the extent that the Fund invests in other instruments that are not included in the Index, such as futures contracts that are not metal futures, options on futures contracts, swap contracts, and other investment companies and notes, the Fund’s ability to track the Index may be adversely affected.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets and negative sentiment, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

High Portfolio Turnover Risk. The Fund may incur high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

The Fund intends to treat its income from the Subsidiary as qualifying income. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.

Investments in Investment Companies Risk. The Fund may invest in other investment companies, including those that are advised, sponsored or otherwise serviced by Krane and/or its affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane is subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane and/or its affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the U.S. law.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kraneshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
KraneShares Electrification Metals Strategy ETF | KraneShares Electrification Metals Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.